REGIONS MORGAN KEEGAN SELECT FUNDS

Regions Morgan Keegan Select Government Money Market Fund
Regions Morgan Keegan Select Fixed Income Fund
Regions Morgan Keegan Select Limited Maturity Government Fund
Regions Morgan Keegan Select Treasury Money Market Fund
Regions Morgan Keegan Select Balanced Fund
Regions Morgan Keegan Select Value Fund
Regions Morgan Keegan Select Growth Fund
Regions Morgan Keegan Select Aggressive Growth Fund

SUPPLEMENT TO THE COMBINED PROSPECTUS DATED JANUARY 31,
2002

o On page 12 of the combined prospectus, please delete the entire fee table and add the following fee table in its place:

      (Table)

o On page 4 of the combined prospectus, please delete the first sentence of the section titled "Treasury Money Market Fund-Strategy" and add the following language in its place:

     "The Fund invests primarily in U.S. Treasury obligations maturing in 397 days or less and in repurchase agreements collateralized by U.S. Treasury obligations."

o On page 7 of the combined prospectus, in the Annual Total Return bar chart, please delete the bar corresponding with 2001 and replace it with a bar showing (3.46%). Also on page 7, in the Average Annual Total Return table, please delete the figure listed under Class A Shares for 1 Year and replace it with (8.52%).

o On page 10 of the combined prospectus, in the Average Annual Total Return table, please delete the figure listed under Class A Shares for 1 Year and replace it with (6.45%).

o On page 19 of the combined prospectus, please delete the first sentence of the section titled "Treasury Money Market Fund" and add the following language in its place:

     "The Fund invests primarily in short-term obligations of the U.S. Treasury and in repurchase agreements collateralized by U.S. Treasury Obligations."

o Effective immediately, you will not be charged a CDSC when redeeming Class B Shares and directing the proceeds for purchase of shares of a portfolio of Morgan Keegan Select Funds. It is the responsibility of the shareholder to inform the broker of his/her intentions to exercise this option at the time of the redemption and purchase.

                                                                    May 15, 2002

Federated Securities Corp., Distributor

Cusip 75913Q829   Cusip 75913Q811
Cusip 75913Q803   Cusip 75913Q605
Cusip 75913Q704   Cusip 75913Q506
Cusip 75913Q779   Cusip 75913Q787
Cusip 75913Q852   Cusip 75913Q407
Cusip 75913Q860   Cusip 75913Q308
Cusip 75913Q795   Cusip 75913Q761
Cusip 75913Q878   Cusip 75913Q837
Cusip 75913Q886   Cusip 75913Q845
Cusip 75913Q209   Cusip 75913Q753
Cusip 75913Q100


27332 (5/02)